Expense Example - Ariel Focus Fund	Feb. 01, 2021 USD ($)
Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	1,466
Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	$ 1,070